Revenues (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Revenues [Abstract]
Sales of grains	R$ 237,904	R$ 175,000	R$ 99,875
Sales of cotton	13,104
Sales of sugarcane	192,943	163,114	142,037
Sales of beef cattle	33,609	16,974	4,115
Lease	18,127	9,598	6,592
Other revenues	1,658	1,086	132
Gross operating revenue	497,345	365,772	252,751
Sales deductions
Taxes on sales	(9,777)	(7,862)	(8,473)
Net revenue	R$ 487,568	R$ 357,910	R$ 244,278